Submission	Oct. 27, 2025
Submission [Line Items]
Central Index Key	0001842718
Registrant Name	Integral Ad Science Holding Corp.
Form Type	SC 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A